DISCONTINUED OPERATIONS (Schedule of Assets and Liabilities from Discontinued Operations) (Details) - USD ($)	3 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Income (Expense)
Income (Loss) Before Income Taxes	$ 5,446	$ (6,747)
Provision for income taxes
Income (Loss) from discontinued operations	5,446	(6,747)
VoiceInterop Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	45,551	22,618
Cost of revenue	8,994	8,088
Gross profit	36,557	14,530
Selling expenses	4,706	7,686
Administrative expenses	26,596	13,591
Total operating expenses	31,302	21,277
Income (Loss) from operations	5,255	(6,747)
Other Income (Expense)
Other income	1,596
Interest and other expense	(1,405)
Total Other Income Expense	191
Income (Loss) Before Income Taxes	5,446	(6,747)
Provision for income taxes
Income (Loss) from discontinued operations	$ 5,446	$ (6,747)